OPERATING SEGMENTS - Geographic information on revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING SEGMENTS
Revenue	$ 23,785	$ 20,281	$ 19,085
Operating segments
OPERATING SEGMENTS
Revenue	23,785	20,281	19,085
Operating segments | Europe
OPERATING SEGMENTS
Revenue	6,876	5,184	4,618
Operating segments | Hong Kong
OPERATING SEGMENTS
Revenue	4,506	3,826	3,901
Operating segments | United States
OPERATING SEGMENTS
Revenue	9,162	8,886	8,388
Operating segments | Other
OPERATING SEGMENTS
Revenue	3,241	2,385	2,178
Operating segments | Solutions
OPERATING SEGMENTS
Revenue	15,398	13,197	12,428
Operating segments | Solutions | Europe
OPERATING SEGMENTS
Revenue	6,818	5,184	4,618
Operating segments | Solutions | Hong Kong
OPERATING SEGMENTS
Revenue	222	437	460
Operating segments | Solutions | United States
OPERATING SEGMENTS
Revenue	6,915	6,642	6,449
Operating segments | Solutions | Other
OPERATING SEGMENTS
Revenue	1,443	934	901
Operating segments | Platform
OPERATING SEGMENTS
Revenue	8,387	7,084	6,657
Operating segments | Platform | Europe
OPERATING SEGMENTS
Revenue	58
Operating segments | Platform | Hong Kong
OPERATING SEGMENTS
Revenue	4,284	3,389	3,441
Operating segments | Platform | United States
OPERATING SEGMENTS
Revenue	2,247	2,244	1,939
Operating segments | Platform | Other
OPERATING SEGMENTS
Revenue	$ 1,798	$ 1,451	$ 1,277